COMMITMENTS, CONTINGENCIES, AND CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS, CONTINGENCIES, AND CREDIT RISK
Schedule of commitments

These commitments at December 31 are as follows (dollars in thousands):

	2012	2011
Commitments to extend credit:
Variable rate	$39,782	$28,495
Fixed rate	18,427	15,453
Standby letters of credit - Variable rate	2,879	3,523
Credit card commitments - Fixed rate	3,060	3,019

	$64,148	$50,490